UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2003




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INTERNATIONAL FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
NOVEMBER 30, 2003

[LOGO]
USAA(R)

                            USAA INTERNATIONAL Fund

                                                                         [PHOTO]

                            S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
NOVEMBER 30, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                       2
INVESTMENT OVERVIEW & MANAGERS' COMMENTARY       5
FINANCIAL INFORMATION
   Portfolio of Investments                     13
   Notes to Portfolio of Investments            17
   Financial Statements                         18
   Notes to Financial Statements                21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

M E S S A G E
--------------------------------------------------------------------------------
              from the PRESIDENT


                                                 "
                                      WE MAY NOT HAVE REACHED
                                      THE PEAK OF THE CURRENT
[PHOTO OF CHRISTOPHER W. CLAUS]    CYCLICAL BULL MARKET, BUT WE
                                   HAVE SEEN A REMARKABLE RUN-UP
                                         IN STOCK PRICES.
                                                 "

--------------------------------------------------------------------------------

Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question:
Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices.

.. . . C O N T I N U E D
--------------------------------------------------------------------------------

Consequently, we would not be surprised to see some form of consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team, world-class service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

For all of us here at USAA, I would like to thank you for your business.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

I N V E S T M E N T
--------------------------------------------------------------------------------
                    OVERVIEW

USAA INTERNATIONAL FUND

OBJECTIVE
--------------------------------------------------------------------------------
              Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
              Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

------------------------------------------------------------------
                                 11/30/03              5/31/03
------------------------------------------------------------------
Net Assets                    $399.6 Million        $347.5 Million
Net Asset Value Per Share        $ 18.56               $ 16.15

----------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/03
----------------------------------------------------------
5/31/03 TO 11/30/03*    1 YEAR      5 YEARS       10 YEARS
        14.99%          21.45%        2.58%         6.16%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

.. . . C O N T I N U E D
--------------------------------------------------------------------------------
                        OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON




                   USAA                          LIPPER             LIPPER
               INTERNATIONAL   MSCI-EAFE      INTERNATIONAL     INTERNATIONAL
                   FUND          INDEX        FUNDS AVERAGE      FUNDS INDEX
               -------------   ---------      -------------     -------------

11/30/1993       $10,000        $10,000          $10,000           $10,000
12/31/1993        11,073         10,722           10,909            11,003
 1/31/1994        11,726         11,629           11,548            11,688
 2/28/1994        11,527         11,596           11,274            11,407
 3/31/1994        10,928         11,097           10,786            10,885
 4/30/1994        11,197         11,568           11,062            11,173
 5/31/1994        11,252         11,501           11,023            11,156
 6/30/1994        11,149         11,664           10,875            10,980
 7/31/1994        11,420         11,776           11,197            11,318
 8/31/1994        11,947         12,055           11,530            11,710
 9/30/1994        11,882         11,675           11,234            11,407
10/31/1994        12,019         12,064           11,455            11,611
11/30/1994        11,503         11,484           10,935            11,069
12/31/1994        11,371         11,556           10,844            10,922
 1/31/1995        10,597         11,112           10,366            10,380
 2/28/1995        10,487         11,080           10,414            10,377
 3/31/1995        10,779         11,771           10,739            10,650
 4/30/1995        11,232         12,214           11,095            11,042
 5/31/1995        11,532         12,068           11,223            11,150
 6/30/1995        11,620         11,857           11,249            11,193
 7/31/1995        12,216         12,595           11,854            11,808
 8/31/1995        11,930         12,114           11,619            11,608
 9/30/1995        12,070         12,351           11,821            11,803
10/31/1995        11,842         12,019           11,605            11,557
11/30/1995        11,938         12,353           11,741            11,678
12/31/1995        12,314         12,851           12,084            12,016
 1/31/1996        12,720         12,904           12,344            12,300
 2/29/1996        12,941         12,948           12,409            12,353
 3/31/1996        13,177         13,223           12,624            12,546
 4/30/1996        13,760         13,607           13,020            12,955
 5/31/1996        13,805         13,357           12,996            12,940
 6/30/1996        13,900         13,432           13,083            13,058
 7/31/1996        13,235         13,039           12,627            12,618
 8/31/1996        13,635         13,068           12,798            12,782
 9/30/1996        13,884         13,415           13,090            13,068
10/31/1996        13,831         13,278           13,050            13,016
11/30/1996        14,570         13,806           13,644            13,628
12/31/1996        14,672         13,628           13,713            13,750
 1/31/1997        15,139         13,151           13,669            13,768
 2/28/1997        15,216         13,366           13,864            14,016
 3/31/1997        15,239         13,415           13,904            14,090
 4/30/1997        15,338         13,486           13,956            14,152
 5/31/1997        16,112         14,364           14,792            14,950
 6/30/1997        16,932         15,156           15,493            15,668
 7/31/1997        17,472         15,401           15,948            16,171
 8/31/1997        16,538         14,251           14,828            15,005
 9/30/1997        17,630         15,049           15,772            15,968
10/31/1997        16,412         13,892           14,618            14,756
11/30/1997        15,874         13,751           14,515            14,632
12/31/1997        15,998         13,871           14,654            14,746
 1/31/1998        15,998         14,505           15,029            15,103
 2/28/1998        17,046         15,436           16,007            16,062
 3/31/1998        18,103         15,911           16,825            16,934
 4/30/1998        18,527         16,037           17,070            17,194
 5/31/1998        18,253         15,959           17,104            17,229
 6/30/1998        17,845         16,080           16,987            17,078
 7/31/1998        17,758         16,243           17,217            17,340
 8/31/1998        14,753         14,231           14,781            14,846
 9/30/1998        14,236         13,794           14,295            14,384
10/31/1998        15,553         15,232           15,367            15,441
11/30/1998        16,001         16,013           16,153            16,215
12/31/1998        16,630         16,644           16,635            16,614
 1/31/1999        16,862         16,595           16,762            16,714
 2/28/1999        16,260         16,200           16,340            16,284
 3/31/1999        16,613         16,876           16,897            16,826
 4/30/1999        17,508         17,560           17,686            17,611
 5/31/1999        17,043         16,655           16,966            16,956
 6/30/1999        17,706         17,305           17,800            17,760
 7/31/1999        18,341         17,819           18,230            18,157
 8/31/1999        18,533         17,884           18,388            18,301
 9/30/1999        18,533         18,064           18,436            18,359
10/31/1999        18,691         18,741           19,122            19,000
11/30/1999        19,758         19,392           20,433            20,394
12/31/1999        21,394         21,132           22,823            22,899
 1/31/2000        20,555         19,790           21,512            21,559
 2/29/2000        21,376         20,322           22,754            22,981
 3/31/2000        21,932         21,110           22,892            23,041
 4/30/2000        20,865         19,999           21,476            21,579
 5/31/2000        20,326         19,511           20,856            20,986
 6/30/2000        21,330         20,274           21,738            21,958
 7/31/2000        20,607         19,424           21,040            21,246
 8/31/2000        20,924         19,592           21,364            21,605
 9/30/2000        19,839         18,638           20,188            20,347
10/31/2000        19,022         18,198           19,518            19,656
11/30/2000        18,244         17,516           18,761            18,826
12/31/2000        19,080         18,138           19,495            19,529
 1/31/2001        19,397         18,129           19,572            19,644
 2/28/2001        18,023         16,770           18,201            18,265
 3/31/2001        16,726         15,652           16,871            16,981
 4/30/2001        18,013         16,740           17,968            18,014
 5/31/2001        17,514         16,149           17,506            17,578
 6/30/2001        16,889         15,488           16,903            17,081
 7/31/2001        16,784         15,207           16,491            16,637
 8/31/2001        16,640         14,821           16,106            16,304
 9/30/2001        14,901         13,320           14,402            14,527
10/31/2001        15,295         13,661           14,753            14,921
11/30/2001        15,900         14,165           15,320            15,478
12/31/2001        16,299         14,249           15,538            15,754
 1/31/2002        15,735         13,492           14,901            15,118
 2/28/2002        16,027         13,587           15,014            15,330
 3/31/2002        16,901         14,387           15,795            16,141
 4/30/2002        16,959         14,416           15,884            16,254
 5/31/2002        17,124         14,599           16,073            16,487
 6/30/2002        16,580         14,018           15,460            15,836
 7/31/2002        14,900         12,634           13,931            14,255
 8/31/2002        14,988         12,605           13,903            14,266
 9/30/2002        13,870         11,252           12,446            12,730
10/31/2002        14,696         11,856           13,050            13,390
11/30/2002        14,968         12,394           13,613            14,024
12/31/2002        14,819         11,978           13,177            13,576
 1/31/2003        14,193         11,478           12,668            13,078
 2/28/2003        13,850         11,214           12,366            12,691
 3/31/2003        13,722         10,994           12,124            12,380
 4/30/2003        15,035         12,071           13,233            13,606
 5/31/2003        15,809         12,803           14,027            14,480
 6/30/2003        16,034         13,112           14,339            14,822
 7/31/2003        16,201         13,430           14,674            15,238
 8/31/2003        16,387         13,754           15,032            15,677
 9/30/2003        16,808         14,178           15,342            15,992
10/31/2003        17,601         15,062           16,244            16,945
11/30/2003        18,179         15,397           16,583            17,286



DATA FROM 11/30/93 THROUGH 11/30/03.

NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
--------------------------------------------------------------------------------

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

o The Lipper International Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The Lipper International Funds Average, an average performance level of all international funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

o The Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index, an unmanaged index that reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

8

M A N A G E R S '
--------------------------------------------------------------------------------
                  COMMENTARY on the Fund

DAVID R. MANNHEIM                     MARCUS L. SMITH
      MFS Investment Management             MFS Investment Management

HOW DID THE FUND PERFORM?

              The USAA International Fund had a total return of 14.99% for the six-month period ended November 30, 2003. This compares to a return of 18.33% for the Lipper International Funds Average, 19.38% for the Lipper International Funds Index, and 20.26% for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index.

                                            * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                    RATING(TM) OF 4 STARS IN THE FOREIGN LARGE BLEND FUNDS
                 CATEGORY (344 FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2003. THE
                    OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A
                  WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH
                  ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                        RATING METRICS.

              With respect to the foreign large blend funds, the USAA International Fund received a Morningstar Rating of 5 stars for the three-year period among 344 funds, and 4 stars for the five- and 10-year periods among 258 and 65 funds, respectively, through November 30, 2003. Ratings are based on risk-adjusted returns.

              REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

              FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATINGTM BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

.. . . C O N T I N U E D
--------------------------------------------------------------------------------

              The Fund also is listed as a Lipper Leader for consistent return and preservation within the Lipper International Funds category for the three-year period ending November 30, 2003.

                   [LIPPER LEADER LOGO]     [LIPPER LEADER LOGO]
                   --------------------     --------------------
                       CONSISTENT               PRESERVATION
                         RETURN             --------------------
                   --------------------


WHAT TYPES OF COMPANIES DID THE FUND EMPHASIZE?

              As always, the composition of the portfolio was driven by company-specific factors, in conjunction with strict adherence to our growth-at-a-reasonable-price discipline.

              Strong stock selection in the health care sector contributed to performance for the period. For example, our holding in Swiss medical devices firm Synthes-Stratec, Inc. performed well on the basis of strong sales of products used in orthopedic reconstructive surgery.

              The portfolio benefited from positive stock selection and our underweight position within the energy sector. While we are underweight in the sector, we continue to own Total S.A. (France). We believe the integrated oil company will benefit from strong production growth, and we like its attractive valuation relative to its industry peers.

              LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF NOVEMBER 30, 2003. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF NOVEMBER 30, 2003. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

              THE USAA INTERNATIONAL FUND IN LIPPER'S INTERNATIONAL FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 6,816 FUNDS, FOR 5 YEARS AMONG 4,689 FUNDS, AND FOR 10 YEARS AMONG 1,361 FUNDS FOR PRESERVATION; FOR 3 YEARS AMONG 613 FUNDS, FOR 5 YEARS AMONG 456 FUNDS, AND FOR 10 YEARS AMONG 95 FUNDS FOR CONSISTENT RETURN. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

.. . . C O N T I N U E D
--------------------------------------------------------------------------------
                        COMMENTARY on the Fund

WHAT AREAS DETRACTED FROM PERFORMANCE?

              L'Air Liquide S.A., a company in the basic materials sector, was a significant detractor from performance. The French company underperformed during the period primarily because its steady growth profile did not appear as attractive in the short term relative to other parts of the market that would benefit from a recovering economy, and it was coming off a period of relatively strong outperformance. We continue to favor L'Air Liquide, a core portfolio holding, for its strong management, excellent franchise, and strong earnings visibility.

              Financial services was also a significant area of underperformance relative to the benchmark MSCI-EAFE Index. The sector did well, which hurt us because the Fund was significantly underweight in the sector. In addition, our stock selection within the sector lagged the benchmark. Some of the strongest performance within the overall sector came from Japanese banks, which rallied after declining in earlier periods due to massive amounts of nonperforming loans on their books. We did not have exposure here because we remained convinced the bad loan problems had not been sufficiently addressed.

              Stock selection in technology and an underweight position in the sector detracted from performance for the period. Our analysts detected only a modest pickup in IT spending and continued to believe many technology stocks have expensive relative valuations.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

              As the period progressed, the Fund's positioning reflected increased optimism about prospects for some companies in sectors such as retail and leisure. However, the market's revenue and earnings growth expectations, as reflected in stock prices, are factoring in a great deal of continued improvement in 2004. Our own research has led us to be more cautious about the actual degree of improvement. Therefore, we expect to continue to focus on stocks where our research analysts have a high degree of conviction about the overall quality of a company's earnings and cash flow growth potential, irrespective of its industry, market capitalization, or country of origin.

P O R T F O L I O
--------------------------------------------------------------------------------
                  HIGHLIGHTS

-------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
-------------------------------------------
Pharmaceuticals                       12.9%
Integrated Telecommunication
  Services                             8.6%
Diversified Banks                      6.7%
Broadcasting & Cable TV                5.4%
Apparel Retail                         4.0%
Regional Banks                         3.6%
Oil & Gas Exploration
  & Production                         3.4%
Property & Casualty Insurance          3.4%
Automobile Manufacturers               3.2%
Industrial Gases                       3.2%
-------------------------------------------

-------------------------------------------
           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
-------------------------------------------
L'Air Liquide S.A.                     3.2%
Reckitt Benckiser plc                  3.0%
Vodafone Group plc                     3.0%
Reed Elsevier N.V.                     2.9%
Novartis AG                            2.8%
QBE Insurance Group Ltd.               2.2%
Hennes & Mauritz AB "B"                2.1%
Sanofi-Synthelabo S.A.                 2.1%
Total S.A. ADR                         2.1%
UBS AG                                 1.9%
-------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

12

.. . . C O N T I N U E D
--------------------------------------------------------------------------------
                        HIGHLIGHTS


       ASSET ALLOCATION
           11/30/03

United Kingdom           20.9%
France                   18.3%
Japan                    13.4%
Switzerland              11.5%
Canada                    5.2%
Netherlands               4.3%
Spain                     3.7%
Australia                 3.4%
Other*                   20.5%

* INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO AND MONEY MARKET INSTRUMENTS.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

P O R T F O L I O
--------------------------------------------------------------------------------
                  of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                         MARKET
   NUMBER                                                                                 VALUE
OF SHARES     SECURITY                                                                    (000)
-----------------------------------------------------------------------------------------------
              STOCKS (98.5%)
              AUSTRALIA (3.4%)
  516,328     News Corp. Ltd. (Movies & Entertainment)                                 $  4,408
1,217,385     QBE Insurance Group Ltd. (Property & Casualty Insurance)(a)                 8,983
                                                                                       --------
                                                                                         13,391
                                                                                       --------
              AUSTRIA (1.3%)
   47,200     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)             5,397
                                                                                       --------
              BERMUDA (1.2%)
  127,800     ACE Ltd. (Property & Casualty Insurance)                                    4,658
                                                                                       --------
              BRAZIL (0.8%)
   74,900     Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)                3,280
                                                                                       --------
              CANADA (5.2%)
  307,970     BCE, Inc. (Integrated Telecommunication Services)                           6,854
   81,394     Canadian National Railway Co. (Railroads)                                   4,831
   95,680     Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)        4,260
   70,820     Encana Corp. (Integrated Oil & Gas)                                         2,590
   47,900     Talisman Energy, Inc. (Oil & Gas Exploration & Production)                  2,419
                                                                                       --------
                                                                                         20,954
                                                                                       --------
              FRANCE (18.3%)
  319,100     AXA S.A. (Multi-Line Insurance)                                             6,137
  110,190     Bouygues S.A. (Construction & Engineering)                                  3,424
  110,110     Carrefour S.A. (Food Retail)                                                5,938
  229,800     Credit Agricole S.A. (Regional Banks)                                       5,018
  233,000     France Telecom S.A. (Integrated Telecommunication Services)*                6,010
   79,740     L'Air Liquide S.A. (Industrial Gases)                                      12,820
   66,700     L'Oreal S.A. (Personal Products)                                            4,953
  121,020     Sanofi-Synthelabo S.A. (Pharmaceuticals)                                    8,203
   92,651     Schneider Electric S.A. (Electrical Components & Equipment)                 5,714
  110,756     Societe Television Francaise 1 (Broadcasting & Cable TV)                    3,581
   19,600     Total S.A. (Integrated Oil & Gas)                                           3,170
  102,833     Total S.A. ADR (Integrated Oil & Gas)                                       8,306
                                                                                       --------
                                                                                         73,274
                                                                                       --------
              GERMANY (2.5%)
  157,650     Bayerische Motoren Werke AG (Automobile Manufacturers)                      6,947
   61,400     Schering AG (Pharmaceuticals)                                               3,091
                                                                                       --------
                                                                                         10,038
                                                                                       --------

14

P O R T F O L I O
--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                      MARKET
   NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              HONG KONG (1.0%)
1,229,000     Esprit Holdings Ltd. (Apparel Retail)                                 $  3,926
                                                                                    --------
              HUNGARY (1.0%)
  163,000     OTP Bank Ltd. GDR (Regional Banks)*                                      3,953
                                                                                    --------
              INDONESIA (0.1%)
1,651,000     PT Bank Rakyat Indonesia (Regional Banks)*                                 204
                                                                                    --------
              IRELAND (1.9%)
   40,800     Depfa Bank plc (Specialized Finance)                                     4,685
  208,580     Irish Life & Permanent plc (Other Diversified Financial Services)        2,940
                                                                                    --------
                                                                                       7,625
                                                                                    --------
              ITALY (0.8%)
  189,600     RAS S.p.A. (Multi-Line Insurance)                                        3,055
                                                                                    --------
              JAPAN (13.4%)
  265,000     Bridgestone Corp. (Tires & Rubber)                                       3,521
  134,000     Canon, Inc. (Electronic Equipment Manufacturers)                         6,191
  490,300     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                         6,626
      591     Fuji Television Network, Inc. (Broadcasting & Cable TV)                  2,919
  146,500     Honda Motor Co. Ltd. (Automobile Manufacturers)                          5,993
    1,232     Japan Telecom Holdings Co. Ltd. (Integrated Telecommunication
                Services)                                                              3,116
      994     KDDI Corp. (Integrated Telecommunication Services)                       5,183
   42,800     Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)                            1,610
   64,200     Seiko Epson Corp. (Office Electronics)                                   2,439
   75,700     Takeda Chemical Industries Ltd. (Pharmaceuticals)                        2,903
  202,000     Tokyo Broadcasting System Inc. (Broadcasting & Cable TV)                 3,134
1,501,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                       5,140
  266,400     Yamaha Corp. (Consumer Electronics)                                      4,760
                                                                                    --------
                                                                                      53,535
                                                                                    --------
              KOREA (1.4%)
    9,600     Samsung Electronics Co. Ltd. (Semiconductors)                            3,714
   19,040     Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                    1,932
                                                                                    --------
                                                                                       5,646
                                                                                    --------

P O R T F O L I O
--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              NETHERLANDS (4.3%)
  947,980     Reed Elsevier N.V. (Publishing)                                    $ 11,510
  212,080     STMicroelectronics N.V. (Semiconductors)                              5,872
                                                                                 --------
                                                                                   17,382
                                                                                 --------
              NORWAY (1.0%)
  449,400     DNB Holdings ASA (Diversified Banks)                                  2,715
   33,500     Gjensidige NOR ASA (Other Diversified Financial Services)             1,462
                                                                                 --------
                                                                                    4,177
                                                                                 --------
              SINGAPORE (2.7%)
  418,000     DBS Group Holdings Ltd. (Diversified Banks)                           3,395
5,122,000     Singapore Telecommunications Ltd. (Integrated Telecommunication
               Services)                                                            5,319
  252,000     United Overseas Bank Ltd. (Diversified Banks)                         1,886
                                                                                 --------
                                                                                   10,600
                                                                                 --------
              SPAIN (3.7%)
  390,440     Iberdrola S.A. (Electric Utilities)                                   6,741
  576,011     Telefonica S.A. (Integrated Telecommunication Services)               7,464
   10,443     Telefonica S.A. ADR (Integrated Telecommunication Services)             405
                                                                                 --------
                                                                                   14,610
                                                                                 --------
              SWEDEN (2.1%)
  364,100     Hennes & Mauritz AB "B" (Apparel Retail)                              8,515
                                                                                 --------
              SWITZERLAND (11.5%)
  157,800     Credit Suisse Group (Diversified Banks)                               5,243
   25,638     Nestle S.A. (Packaged Foods & Meat)                                   5,967
  265,200     Novartis AG (Pharmaceuticals)                                        11,214
   71,000     Roche Holdings AG (Pharmaceuticals)                                   6,406
   18,000     Straumann AG (Health Care Supplies)                                   2,300
   53,722     Syngenta AG (Specialty Chemicals)                                     3,293
    4,440     Synthes-Stratec, Inc. (Health Care Equipment)                         4,040
  115,902     UBS AG (Diversified Banks)                                            7,472
                                                                                 --------
                                                                                   45,935
                                                                                 --------

16

P O R T F O L I O
--------------------------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              UNITED KINGDOM (20.9%)
  156,500     AstraZeneca plc (Pharmaceuticals)                                   $  7,113
  382,430     BOC Group plc (Diversified Chemicals)                                  5,338
  539,078     BP plc (Oil & Gas Exploration & Production)                            3,767
  462,020     British Sky Broadcasting Group plc (Broadcasting & Cable TV)*          5,363
  140,670     Capital Radio plc (Movies & Entertainment)                             1,136
  513,640     Diageo plc (Distillers & Vintners)                                     6,413
  180,480     GlaxoSmithKline plc (Pharmaceuticals)                                  4,075
    5,700     GlaxoSmithKline plc ADR (Pharmaceuticals)                                261
3,143,190     Granada plc (Broadcasting & Cable TV)                                  6,658
1,139,858     Kingfisher plc (Home Improvement Retail)                               5,413
  174,380     Next plc (Apparel Retail)                                              3,348
  553,060     Reckitt Benckiser plc (Household Products)                            12,087
  213,075     Royal Bank Scotland Group plc (Diversified Banks)                      5,955
5,132,850     Vodafone Group plc (Wireless Telecommunication Services)              11,801
  726,800     William Hill plc (Casinos & Gaming)                                    4,894
                                                                                  --------
                                                                                    83,622
                                                                                  --------
              Total stocks (cost: $327,107)                                        393,777
                                                                                  --------
              MONEY MARKET INSTRUMENTS (2.7%)
              MONEY MARKET FUNDS (0.6%)
1,050,591     AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.02%(b,c)      1,051
1,375,396     Merrill Lynch Premier Institutional Fund, 1.04%(b,c)                   1,375
                                                                                  --------
                                                                                     2,426
                                                                                  --------

PRINCIPAL
   AMOUNT
    (000)
---------
              REPURCHASE AGREEMENT (0.8%)
  $3,000      Bank One Capital Markets, Inc., 1.06%, acquired on 11/28/2003 and due 12/01/2003 at $3,000 (collateralized by a $3,070
                Freddie Mac Discount Note, due 2/19/2004; market value
                $3,063)(b,d)                                                         3,000
                                                                                  --------
              DISCOUNT NOTE (1.3%)
   5,113      Federal Home Loan Mortgage, 0.95%, 12/01/2003                          5,113
                                                                                  --------
              Total money market instruments (cost: $10,539)                        10,539
                                                                                  --------
              TOTAL INVESTMENTS (COST: $337,646)                                  $404,316
                                                                                  ========

N O T E S
--------------------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------
        Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

        The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

        ADR -- American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

        GDR -- Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------
        (a) The security or a portion thereof was out on loan as of November
            30, 2003.

        (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

        (c) Rate represents the money market fund annualized seven-day yield at November 30, 2003.

        (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

        * Non-income-producing security for the 12 months preceding November 30, 2003.

        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

S T A T E M E N T
--------------------------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities on loan
     of $5,165) (identified cost of $337,646)                                   $ 404,316
  Cash                                                                                101
  Receivables:
     Capital shares sold                                                              105
     Dividends and interest                                                           861
     Securities sold                                                                  862
     Other                                                                              1
  Unrealized appreciation on foreign currency contracts held, at value                  1
                                                                                ---------
       Total assets                                                               406,247
                                                                                ---------
LIABILITIES
  Payables:
     Upon return of securities loaned                                               5,427
     Securities purchased                                                             347
     Capital shares redeemed                                                          372
  Accrued management fees                                                             264
  Accrued transfer agent's fees                                                        72
  Other accrued expenses and payables                                                 130
                                                                                ---------
       Total liabilities                                                            6,612
                                                                                ---------
          Net assets applicable to capital shares outstanding                   $ 399,635
                                                                                =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $ 330,002
  Accumulated undistributed net investment income                                   2,222
  Accumulated net realized gain on investments                                        706
  Net unrealized appreciation of investments                                       66,670
  Net unrealized appreciation on foreign currency translations                         35
                                                                                ---------
          Net assets applicable to capital shares outstanding                   $ 399,635
                                                                                =========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                  21,538
                                                                                =========
  Net asset value, redemption price, and offering price per share               $   18.56
                                                                                =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
--------------------------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $293)           $ 2,431
  Interest                                                         34
  Securities lending                                               23
                                                              -------
     Total income                                               2,488
                                                              -------
EXPENSES
  Management fees                                               1,446
  Administrative and servicing fees                               275
  Transfer agent's fees                                           442
  Custodian's fees                                                160
  Postage                                                          36
  Shareholder reporting fees                                       56
  Trustees' fees                                                    3
  Registration fees                                                32
  Professional fees                                                36
  Other                                                             6
                                                              -------
     Total expenses                                             2,492
  Expenses paid indirectly                                        (15)
                                                              -------
     Net expenses                                               2,477
                                                              -------
NET INVESTMENT INCOME                                              11
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain (loss) on:
       Investments                                             10,273
       Foreign currency transactions                              (60)
  Change in net unrealized appreciation/depreciation of:
       Investments                                             41,846
       Foreign currency translations                              (46)
                                                              -------
       Net realized and unrealized gain                        52,013
                                                              -------
  Increase in net assets resulting from operations            $52,024
                                                              =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

S T A T E M E N T S
--------------------------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MAY 31, 2003


FROM OPERATIONS                                            11/30/2003   5/31/2003
                                                           ----------------------

  Net investment income                                    $      11    $   2,570
  Net realized gain on investments                            10,273        7,960
  Net realized loss on foreign currency transactions             (60)        (260)
  Change in net unrealized appreciation/depreciation of:
     Investments                                              41,846      (39,257)
     Foreign currency translations                               (46)          25
                                                           ----------------------
     Increase (decrease) in net assets resulting
       from operations                                        52,024      (28,962)
                                                           ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           --       (2,667)
                                                           ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                   88,085      180,895
  Reinvested dividends                                            --        2,536
  Cost of shares redeemed                                    (88,017)    (186,718)
                                                           ----------------------
     Increase (decrease) in net assets from capital
       share transactions                                         68       (3,287)
                                                           ----------------------
  Net increase (decrease) in net assets                       52,092      (34,916)

NET ASSETS
     Beginning of period                                     347,543      382,459
                                                           ----------------------
     End of period                                         $ 399,635    $ 347,543
                                                           ======================
  Accumulated undistributed net investment income:
     End of period                                         $   2,222    $   2,211
                                                           ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                  5,172       12,111
  Shares issued for dividends reinvested                          --          169
  Shares redeemed                                             (5,160)     (12,443)
                                                           ----------------------
     Increase (decrease) in shares outstanding                    12         (163)
                                                           ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
        USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the
        Fund). The Fund's primary investment objective is capital appreciation with current income as a secondary objective.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

22

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

                    valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2004, net realized foreign currency gains/ losses will be reclassified from accumulated net realized gain/ loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to

24

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

                reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended November 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $15,000.

            G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------
        The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

        Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

        The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

        CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------
        The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2004, in accordance with applicable tax law.

        Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had capital loss carryovers of $7,723,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2010. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
        Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended
        November 30, 2003, were $107,714,000 and $101,802,000, respectively.

        The cost of securities at November 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

        Gross unrealized appreciation and depreciation of investments as of November 30, 2003, for federal income tax purposes, were $70,239,000 and $3,569,000, respectively, resulting in net unrealized appreciation of $66,670,000.

26

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------
        A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

        At November 30, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                       FOREIGN CURRENCY CONTRACTS TO SELL
---------------------------------------------------------------------------------
                               U.S. DOLLAR                           UNREALIZED
EXCHANGE      CONTRACTS TO     VALUE AS OF       IN EXCHANGE        APPRECIATION
  DATE           DELIVER         11/30/03      FOR U.S. DOLLAR     (DEPRECIATION)
---------------------------------------------------------------------------------
12/01/03        47,180             $431              $432                $1
             Japanese Yen
12/02/03        43,093              393               393                 -
             Japanese Yen
12/03/03         4,171               38                38                 -
             Japanese Yen
---------------------------------------------------------------------------------
                                   $862              $863                $1
---------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
        The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash

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--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

        collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of November 30, 2003, the Fund loaned securities having a fair market value of approximately $5,165,000 and received cash collateral of $5,427,000 for the loans. Of this amount, $5,426,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------
            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance

28

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--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

                period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE       ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)         AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------
+/- 1.00% to 4.00%           +/- 0.04%
+/- 4.01% to 7.00%           +/- 0.05%
+/- 7.01% and greater        +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                For the six-month period ended November 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,446,000, which included a performance adjustment of $69,000.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management
                (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

            C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

                average net assets. For the six-month period ended November 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $275,000.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $442,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
        Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

30

N O T E S
--------------------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                        NOVEMBER 30,                              YEAR ENDED MAY 31,
                                        -----------------------------------------------------------------------------------
                                            2003            2003           2002           2001           2000        1999
                                        -----------------------------------------------------------------------------------
Net asset value at beginning of
  period                                  $  16.15        $  17.63       $  18.23       $  22.28       $  19.79    $  21.94
                                        -----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                        .00(c)          .11            .14            .16            .11         .21
  Net realized and unrealized
     gain (loss)                              2.41           (1.46)          (.56)         (3.01)          3.70       (1.62)
                                        -----------------------------------------------------------------------------------
Total from investment operations              2.41           (1.35)          (.42)         (2.85)          3.81       (1.41)
                                        -----------------------------------------------------------------------------------
Less distributions:
  From net investment income                  --              (.13)          (.18)          (.11)          (.18)       (.19)
  From realized capital gains                 --              --             --            (1.09)         (1.14)       (.55)
                                        -----------------------------------------------------------------------------------
Total distributions                           --              (.13)          (.18)         (1.20)         (1.32)       (.74)
                                        -----------------------------------------------------------------------------------
Net asset value at end of period          $  18.56        $  16.15       $  17.63       $  18.23       $  22.28    $  19.79
                                        ===================================================================================
Total return (%)*                            14.99           (7.63)         (2.22)        (13.84)         19.26       (6.63)
Net assets at end of period (000)         $399,635        $347,543       $382,459       $419,236       $533,305    $499,882
Ratio of expenses to average net
  assets (%)**                                1.36(a,b)       1.42(b)        1.32(b)        1.14(b)        1.11        1.12
Ratio of net investment income
  to average net assets (%)**                  .01(a)          .79            .78            .84            .73         .98
Portfolio turnover (%)                       28.42          148.14          35.63          32.75          39.75       37.69

* Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
** For the six-month period ended November 30, 2003, average net assets were $367,689,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:

                                              (.01%)          (.01%)           --             --            N/A         N/A

(c) Represents less than $.01 per share.

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

                 TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Laura T. Starks, Ph.D.
                            Richard A. Zucker

           ADMINISTRATOR,   USAA Investment Management Company
      INVESTMENT ADVISER,   P.O. Box 659453
             UNDERWRITER,   San Antonio, Texas 78265-9825
          AND DISTRIBUTOR

           TRANSFER AGENT   USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

                CUSTODIAN   State Street Bank and Trust Company
                            P.O. Box 1713
                            Boston, Massachusetts 02105

      INDEPENDENT AUDITOR   Ernst & Young LLP
                            100 West Houston St., Suite 1900
                            San Antonio, Texas 78205

                TELEPHONE   Call toll free - Central time
         ASSISTANCE HOURS   Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8:30 a.m. to 5 p.m.
                            Sunday, 10:30 a.m. to 7 p.m.

           FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
        INFORMATION ABOUT   For account servicing, exchanges,
             MUTUAL FUNDS   or redemptions
                            1-800-531-8448, in San Antonio 456-7202

          RECORDED MUTUAL   24-hour service (from any phone)
        FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

              MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE   For account balance, last transaction, fund
                            prices, or to exchange or redeem fund shares
                            1-800-531-8777, in San Antonio 498-8777

          INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

--------------------------------------------------------------------------------
[LOGO]      9800 Fredericksburg Road                                   ---------
USAA(R)     San Antonio, Texas 78288                                   PRSRT STD
                                                                         U.S.
Receive this document                                                   Postage
and others electronically.                                              P A I D
Sign up at USAA.COM.                                                     USAA
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--------------------------------------------------------------------------------

[LOGO]                  WE KNOW WHAT IT MEANS TO SERVE.(R)
 USAA                   ----------------------------------
                           INSURANCE o MEMBER SERVICES

23410-0104                                   (C)2004, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.